Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Carter Validus Mission Critical REIT II, Inc.
Entity Central Index Key	0001567925
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true